Note 1 - Organization and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Feb. 28, 2018
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all liquid investments with a maturity of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents.